Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Corporation. For further information concerning the Corporation’s pay for performance philosophy and how we align executive compensation with our performance, refer to “Compensation Discussion and Analysis” starting on page 12.

Pay versus Performance Table. The table below reflects Compensation Actually Paid to the Corporation’s Principal Executive Officer (“PEO”) and the average Compensation Actually Paid to Non-PEO NEOs during 2020 through 2022. In addition, the table compares our Total Shareholder Return (“TSR”) against peer group TSR.

	W. Erik Carlson		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based On: (4)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total (3)	Average Compensation Actually Paid (2)	Total Shareholder Return (TSR)	Peer Group Total Shareholder Return	Net Income	Free Cash Flow (5)

							(In thousands)
2022	$10,820,717	$4,484,003	$4,254,936	$(17,095,893)	$29.40	$88.69	$2,372,907	$(619,511)
2021	$2,895,882	$2,805,930	$1,795,765	$(89,204)	$67.94	$114.97	$2,455,946	$2,067,724
2020	$3,316,247	$3,134,114	$24,697,666	$38,411,263	$67.73	$120.93	$1,873,936	$2,119,270

(1)	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table (“SCT”).
(2)	The dollar amounts reported represent the amount of Compensation Actually Paid (“CAP”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

Year	SCT Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	CAP to PEO
2022	$10,820,717	$(8,813,697)	$2,476,983	$4,484,003
2021	$2,895,882	$(1,881,462)	$1,791,510	$2,805,930
2020	$3,316,247	$(2,419,825)	$2,237,692	$3,134,114

Year	Average SCT Total for Non- PEO NEOs	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	CAP to Non- PEO NEOs
2022	$4,254,936	$(2,110,903)	$(19,239,926)	$(17,095,893)
2021	$1,795,765	$(534,429)	$(1,350,540)	$(89,204)
2020	$24,697,666	$(23,498,087)	$37,211,684	$38,411,263

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)	The dollar amounts reported represent the average of the amounts reported for the Corporation’s NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in the three years are as follows: Charles W. Ergen, John W. Swieringa, Thomas A. Cullen and Paul W. Orban.
(4)	The Peer Group TSR set forth in this table utilizes an industry peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We define free cash flow as “Net cash flows from operating activities” less “Purchases of property and equipment,” and “Capitalized interest related to FCC authorizations,” as shown on our Consolidated Statements of Cash Flows.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote [Text Block]
(3)	The dollar amounts reported represent the average of the amounts reported for the Corporation’s NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in the three years are as follows: Charles W. Ergen, John W. Swieringa, Thomas A. Cullen and Paul W. Orban.

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group TSR set forth in this table utilizes an industry peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 10,820,717	$ 2,895,882	$ 3,316,247
PEO Actually Paid Compensation Amount	$ 4,484,003	2,805,930	3,134,114
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported represent the amount of Compensation Actually Paid (“CAP”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

Year	SCT Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	CAP to PEO
2022	$10,820,717	$(8,813,697)	$2,476,983	$4,484,003
2021	$2,895,882	$(1,881,462)	$1,791,510	$2,805,930
2020	$3,316,247	$(2,419,825)	$2,237,692	$3,134,114

Year	Average SCT Total for Non- PEO NEOs	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	CAP to Non- PEO NEOs
2022	$4,254,936	$(2,110,903)	$(19,239,926)	$(17,095,893)
2021	$1,795,765	$(534,429)	$(1,350,540)	$(89,204)
2020	$24,697,666	$(23,498,087)	$37,211,684	$38,411,263

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 4,254,936	1,795,765	24,697,666
Non-PEO NEO Average Compensation Actually Paid Amount	$ (17,095,893)	(89,204)	38,411,263
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The dollar amounts reported represent the amount of Compensation Actually Paid (“CAP”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

Year	SCT Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	CAP to PEO
2022	$10,820,717	$(8,813,697)	$2,476,983	$4,484,003
2021	$2,895,882	$(1,881,462)	$1,791,510	$2,805,930
2020	$3,316,247	$(2,419,825)	$2,237,692	$3,134,114

Year	Average SCT Total for Non- PEO NEOs	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	CAP to Non- PEO NEOs
2022	$4,254,936	$(2,110,903)	$(19,239,926)	$(17,095,893)
2021	$1,795,765	$(534,429)	$(1,350,540)	$(89,204)
2020	$24,697,666	$(23,498,087)	$37,211,684	$38,411,263

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Free Cash Flow
Tabular List [Table Text Block]

Table of Performance Measures. The following table presents the performance measures the Compensation Committee and Board of Directors consider to have been the most important in its executive compensation program linking pay to performance for 2022. The role of each of these performance measures on our NEOs’ compensation is discussed in the “Compensation Discussion and Analysis” section.

Performance Measures
Free Cash Flow
Revenue
Pay TV and/or Wireless Subscribers

Total Shareholder Return Amount	$ 29.4	67.94	67.73
Peer Group Total Shareholder Return Amount	88.69	114.97	120.93
Net Income (Loss)	$ 2,372,907,000	$ 2,455,946,000	$ 1,873,936,000
Company Selected Measure Amount	(619,511)	2,067,724	2,119,270
PEO Name	W. Erik Carlson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]
(5)	We define free cash flow as “Net cash flows from operating activities” less “Purchases of property and equipment,” and “Capitalized interest related to FCC authorizations,” as shown on our Consolidated Statements of Cash Flows.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pay TV and/or Wireless Subscribers
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,813,697)	$ (1,881,462)	$ (2,419,825)
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,476,983	1,791,510	2,237,692
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,110,903)	(534,429)	(23,498,087)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,239,926)	$ (1,350,540)	$ 37,211,684